DERIVATIVE FINANCIAL INSTRUMENTS (Exchange Rate Derivative Contract) (Details) $ in Thousands, € in Millions, Q in Millions, $ in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 GTQ (Q)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	$ 1,760,403				$ 2,062,207
Contracts with negative fair value	(1,081)				(50,342)
Forward and non-deliverable forward contracts | Long
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 217.7	$ 7.1
Forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	42,503
Contracts with negative fair value					(45,943)
Forward contract | Short
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 200.0
Non-deliverable forward contract | Short
Disclosure of detailed information about financial instruments [line items]
Notional amount | Q				Q 15,300.0
MXN | Forward and non-deliverable forward contracts | Long
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	39,488
Contracts with negative fair value					(25,940)
EUR/$ | Forward and non-deliverable forward contracts | Long
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	3,016
Contracts with negative fair value					(24,073)
EUR/$ | Forward contract | Short
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	0				189
Guatemala, Quetzales | Non-deliverable forward contract | Short
Disclosure of detailed information about financial instruments [line items]
Contracts with negative fair value	(2)				(2)
JPY/$ | Non-deliverable forward contract | Long
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	0
Contracts with negative fair value					(431)
ARS/$ | Non-deliverable forward contract | Long
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	0				3,952
COP/$ | Non-deliverable forward contract | Short
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	$ 0				$ 362